Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Key accounting considerations, significant judgements and estimates
Key accounting considerations, significant judgements and estimates
Future long-term commodity price assumptions and management’s view on the future development of refining margins represent a significant estimate. Future long-term commodity price assumptions were subject to change in the second quarter 2023 (see Note 7).
The discount rate applied in assessing value in use represents a significant estimate. The discount rate applied was subject to change in the second quarter 2023 (see Note 7).